Note 7 - Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of Deferred Tax Assets
Deferred Tax Assets, Operating Loss Carryforwards	$ (940)	$ (940)	$ (499)
Deferred Tax Assets, Gross	329	329	175
Deferred Tax Assets, Valuation Allowance	(329)	(329)	(175)
Deferred Tax Assets, Net of Valuation Allowance	$ 0	$ 0	$ 0